JPMorgan International Value ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2026.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.1%
Australia — 1.2%
Glencore plc	860,793	6,340,040
Metcash Ltd.	2,295,501	4,901,361
Perseus Mining Ltd.	1,484,086	5,080,434
QBE Insurance Group Ltd.	579,433	10,050,129
Regis Resources Ltd.	1,110,654	4,759,380
Rio Tinto plc	115,123	11,186,463
		42,317,807
Austria — 1.3%
BAWAG Group AG (a)	26,500	5,374,082
Erste Group Bank AG	68,040	8,894,406
OMV AG	110,685	8,093,865
Raiffeisen Bank International AG	92,372	6,342,134
Strabag SE	59,698	5,761,922
Telekom Austria AG	452,498	5,291,032
Vienna Insurance Group AG Wiener Versicherung Gruppe	86,253	7,068,405
		46,825,846
Belgium — 0.7%
Ageas SA	96,063	7,949,902
KBC Group NV	69,622	10,015,734
Umicore SA	267,273	6,671,102
		24,636,738
Brazil — 1.4%
Fleury SA	1,492,472	5,016,960
Lojas Renner SA	1,541,024	4,119,206
Marcopolo SA (Preference)	3,723,256	3,922,194
Petroleo Brasileiro SA (Preference)	2,180,941	18,685,237
TIM SA	1,177,773	4,505,098
Vale SA	909,371	13,694,876
		49,943,571
Burkina Faso — 0.1%
IAMGOLD Corp. *	279,077	3,949,700
Canada — 7.4%
Bank of Nova Scotia (The)	258,887	22,709,516
Barrick Mining Corp.	267,121	9,803,742
Canadian Imperial Bank of Commerce	184,638	21,869,168
Canadian Natural Resources Ltd.	449,457	21,410,806
Cogeco Communications, Inc. (b)	104,988	4,426,145
DPM Metals, Inc.	177,069	6,224,603
Dream Industrial REIT, REIT	447,528	4,593,878
Fairfax Financial Holdings Ltd.	4,668	7,817,106
First Capital REIT, REIT	232,597	3,804,579
Fortuna Mining Corp. *	583,994	4,919,905
Linamar Corp.	70,781	5,220,279
Magna International, Inc.	102,147	7,005,323
Manulife Financial Corp.	388,256	17,243,513
Power Corp. of Canada	192,544	13,158,123

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Canada — continued
Rogers Communications, Inc., Class B (b)	217,942	7,378,484
Royal Bank of Canada (b)	183,615	38,430,986
Russel Metals, Inc.	153,604	7,369,836
Suncor Energy, Inc.	284,082	19,077,276
Toronto-Dominion Bank (The)	323,396	38,765,534
		261,228,802
China — 8.0%
361 Degrees International Ltd.	9,605,000	5,719,595
BOC Hong Kong Holdings Ltd.	1,205,500	8,016,655
China Coal Energy Co. Ltd., Class H	3,815,000	5,228,928
China Communications Services Corp. Ltd., Class H	8,762,000	4,769,236
China Construction Bank Corp., Class H	20,176,000	23,675,041
China Hongqiao Group Ltd.	2,514,000	7,910,710
China Life Insurance Co. Ltd., Class H	2,130,000	7,929,867
China Oilfield Services Ltd., Class H	6,464,000	5,862,397
China Pacific Insurance Group Co. Ltd., Class H	1,928,600	7,527,465
China Resources Pharmaceutical Group Ltd. (a)	9,115,500	5,640,977
COSCO SHIPPING Holdings Co. Ltd., Class H	2,866,500	5,766,593
Eastern Air Logistics Co. Ltd., Class A	1,837,500	4,641,023
Geely Automobile Holdings Ltd.	3,545,000	8,950,194
GF Securities Co. Ltd., Class H	2,645,400	5,768,713
Great Wall Motor Co. Ltd., Class H	3,304,500	3,825,979
Gree Electric Appliances, Inc. of Zhuhai, Class A	950,000	5,950,625
Haier Smart Home Co. Ltd., Class H	1,906,000	5,494,685
Haitian International Holdings Ltd.	1,997,000	5,295,246
Hisense Home Appliances Group Co. Ltd.	1,667,000	4,997,395
Huayu Automotive Systems Co. Ltd., Class A	1,857,600	4,634,468
Industrial & Commercial Bank of China Ltd., Class H	18,511,000	17,707,395
Industrial Bank Co. Ltd., Class A	2,097,800	5,871,709
JOYY, Inc., ADR	79,119	5,820,785
Kunlun Energy Co. Ltd.	5,836,000	5,397,270
Lenovo Group Ltd.	3,020,000	9,235,742
Livzon Pharmaceutical Group, Inc., Class H	1,617,500	5,356,830
Midea Group Co. Ltd., Class H	508,700	6,445,116
New China Life Insurance Co. Ltd., Class H	944,100	5,821,637
People's Insurance Co. Group of China Ltd. (The), Class H	9,059,000	6,297,761
PetroChina Co. Ltd., Class H	8,634,000	10,986,420
PICC Property & Casualty Co. Ltd., Class H	2,928,000	6,110,874
Ping An Bank Co. Ltd., Class A	3,225,600	5,554,696
Ping An Insurance Group Co. of China Ltd., Class H	1,867,000	13,947,935
Shaanxi Coal Industry Co. Ltd., Class A	1,258,500	4,615,839
Sinotruk Hong Kong Ltd.	1,419,000	7,354,722
Sunshine Insurance Group Co. Ltd., Class H	11,031,500	5,166,650
Vipshop Holdings Ltd., ADR	380,091	5,830,596
Weichai Power Co. Ltd., Class H	1,228,000	5,134,516

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Yangzijiang Shipbuilding Holdings Ltd.	2,877,800	8,784,528
Yunnan Yuntianhua Co. Ltd., Class A	963,300	4,253,084
		283,299,897
Colombia — 0.2%
Grupo Cibest SA (Preference)	326,087	7,699,945
Denmark — 1.0%
AL Sydbank	48,036	4,625,575
Carlsberg A/S, Class B	40,647	5,985,465
Danske Bank A/S	194,897	11,216,263
H Lundbeck A/S	1,090,020	6,973,775
ISS A/S	157,994	7,002,505
		35,803,583
Finland — 0.5%
Huhtamaki OYJ	101,386	3,615,736
Nordea Bank Abp	721,632	14,564,811
		18,180,547
France — 6.0%
Alten SA	56,964	4,953,777
Amundi SA (a)	84,981	9,285,840
AXA SA	348,484	18,061,798
Ayvens SA (a)	352,045	4,744,768
BNP Paribas SA	206,507	26,240,583
Bouygues SA	94,856	5,343,220
Carrefour SA	351,258	6,446,282
Derichebourg SA	579,122	6,234,847
Eiffage SA	49,497	7,034,988
Engie SA	568,966	17,735,312
Orange SA	723,927	13,832,577
Publicis Groupe SA	93,171	9,944,192
SCOR SE	191,098	7,560,058
Societe Generale SA	157,278	14,783,606
Sopra Steria Group	32,326	6,861,584
TotalEnergies SE	397,261	35,022,727
Valeo SE	319,663	5,530,778
Vallourec SACA *	204,547	4,931,851
Vicat SACA	80,442	6,089,735
		210,638,523
Georgia — 0.1%
Lion Finance Group plc	26,520	4,165,791
Germany — 4.8%
Allianz SE (Registered)	76,071	37,891,150
Bayer AG (Registered)	329,056	18,261,220
Continental AG	92,433	7,687,032
Daimler Truck Holding AG	212,701	12,030,522
Deutsche Bank AG (Registered)	431,929	15,897,586

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Deutsche Telekom AG (Registered)	289,890	8,946,297
Duerr AG	243,721	5,032,308
E.ON SE	717,418	15,455,534
Friedrich Vorwerk Group SE	20,944	1,590,815
Hannover Rueck SE	33,808	9,745,043
Mercedes-Benz Group AG	168,442	9,107,522
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	35,456	21,298,424
Traton SE	166,920	7,847,139
		170,790,592
Greece — 0.5%
Eurobank SA	847,699	4,380,527
Hellenic Telecommunications Organization SA	262,129	6,049,713
National Bank of Greece SA	380,248	7,114,842
		17,545,082
Guatemala — 0.2%
Millicom International Cellular SA	87,066	8,313,062
Hong Kong — 1.6%
Cathay Pacific Airways Ltd.	2,924,000	5,439,716
CK Asset Holdings Ltd.	1,103,000	6,718,396
Hang Lung Properties Ltd.	5,625,000	5,227,603
Hysan Development Co. Ltd.	2,146,000	5,103,023
Kerry Properties Ltd.	1,924,500	4,801,828
Melco Resorts & Entertainment Ltd., ADR *	939,479	5,383,215
Sun Hung Kai Properties Ltd.	415,500	6,521,210
Swire Properties Ltd.	1,605,400	4,889,363
WH Group Ltd. (a)	5,498,000	5,915,673
Wharf Real Estate Investment Co. Ltd.	2,090,000	7,068,349
		57,068,376
Hungary — 0.6%
MOL Hungarian Oil & Gas plc *	505,387	7,235,918
OTP Bank Nyrt.	50,274	7,447,684
Richter Gedeon Nyrt.	149,071	5,554,264
		20,237,866
India — 1.0%
Bank of Baroda	1,513,421	3,846,759
Bharat Petroleum Corp. Ltd.	1,915,875	6,402,810
Canara Bank	3,238,871	4,239,698
Coal India Ltd.	1,324,114	5,748,596
National Aluminium Co. Ltd.	1,554,213	5,718,049
Oil & Natural Gas Corp. Ltd.	2,064,374	5,259,273
Union Bank of India Ltd.	2,414,270	4,332,044
		35,547,229
Indonesia — 0.7%
Astra International Tbk. PT	19,917,800	5,645,259
First Pacific Co. Ltd.	7,294,000	5,206,249

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Japfa Comfeed Indonesia Tbk. PT	38,365,100	4,590,482
Telkom Indonesia Persero Tbk. PT	29,305,000	4,278,260
United Tractors Tbk. PT	3,828,800	5,096,130
		24,816,380
Ireland — 0.9%
AerCap Holdings NV	63,436	9,572,492
AIB Group plc	687,686	8,179,084
Bank of Ireland Group plc	375,672	7,889,077
Glenveagh Properties plc * (a)	2,080,374	5,750,657
		31,391,310
Italy — 3.5%
Azimut Holding SpA	124,834	5,302,325
Banco BPM SpA	361,735	6,604,628
BPER Banca SpA	525,441	8,538,006
Danieli & C Officine Meccaniche SpA	121,893	6,267,103
Enel SpA	1,996,260	22,544,575
Eni SpA	527,853	14,683,122
Intesa Sanpaolo SpA	2,912,897	22,019,499
UniCredit SpA	286,933	27,061,186
Unipol Assicurazioni SpA	326,931	10,229,508
		123,249,952
Japan — 12.9%
Acom Co. Ltd.	1,696,000	5,049,057
Astellas Pharma, Inc.	661,200	9,081,453
Bridgestone Corp.	502,400	12,406,986
Cosmo Energy Holdings Co. Ltd.	211,200	5,255,725
Credit Saison Co. Ltd.	146,200	4,141,441
Daiichi Life Group, Inc.	1,021,400	12,315,397
Daiwa Securities Group, Inc.	873,900	9,776,011
ENEOS Holdings, Inc.	1,096,400	9,054,654
Hanwa Co. Ltd.	449,700	4,776,292
Haseko Corp.	288,700	5,023,295
Hokuriku Electric Power Co.	718,700	4,301,038
Inpex Corp.	385,200	8,878,346
Ishihara Sangyo Kaisha Ltd.	290,900	5,353,182
Kanamoto Co. Ltd.	144,700	4,714,157
Kanematsu Corp.	309,600	4,041,249
Kansai Paint Co. Ltd.	286,800	5,076,808
Kioxia Holdings Corp. *	9,500	2,647,996
Kobe Steel Ltd.	420,200	5,438,783
Kyocera Corp.	587,200	13,392,150
Kyoto Financial Group, Inc.	147,000	4,051,905
Life Corp.	264,900	4,289,936
Marubeni Corp.	427,700	13,823,557
Mitsubishi UFJ Financial Group, Inc.	2,157,000	48,179,826
Mitsui Fudosan Co. Ltd.	1,006,900	9,808,632

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Mitsui OSK Lines Ltd.	163,200	6,028,926
Mizuho Financial Group, Inc.	517,100	26,808,636
MS&AD Insurance Group Holdings, Inc.	371,000	11,420,705
Nomura Holdings, Inc.	1,247,500	12,068,934
Nomura Real Estate Holdings, Inc.	818,800	4,705,211
Open House Group Co. Ltd.	79,200	4,208,500
ORIX Corp.	384,400	15,514,136
Panasonic Holdings Corp.	730,900	19,326,799
SBI Holdings, Inc.	350,300	6,613,065
Shikoku Electric Power Co., Inc.	393,800	4,086,555
Sompo Holdings, Inc.	218,400	9,696,225
Sumitomo Chemical Co. Ltd.	1,621,200	5,245,896
Sumitomo Corp.	1,166,800	12,111,343
Sumitomo Mitsui Financial Group, Inc.	731,900	31,448,965
Sumitomo Mitsui Trust Group, Inc.	901,600	9,270,866
Sumitomo Realty & Development Co. Ltd.	296,300	6,641,368
T&D Holdings, Inc.	274,000	8,635,339
Tokai Rika Co. Ltd.	225,900	4,454,637
Tokio Marine Holdings, Inc.	228,700	11,656,016
Tokyo Century Corp.	351,300	5,740,635
Tokyu Fudosan Holdings Corp.	656,000	5,452,298
Toyo Tire Corp.	217,700	5,774,367
Toyoda Gosei Co. Ltd.	160,700	5,547,920
Tsubakimoto Chain Co.	365,500	5,864,428
UACJ Corp.	372,200	5,432,761
		454,632,407
Luxembourg — 0.3%
ArcelorMittal SA	133,693	9,443,722
Malaysia — 0.1%
Sime Darby Bhd.	8,329,900	4,399,157
Mexico — 0.1%
Banco del Bajio SA (a) (b)	1,475,881	4,904,123
Netherlands — 3.5%
ABN AMRO Bank NV, CVA (a)	216,783	9,806,724
Arcadis NV	182,255	8,577,234
ASR Nederland NV	78,993	6,458,221
Eurocommercial Properties NV, REIT	113,615	3,675,132
Havas NV	257,525	5,514,326
Heineken Holding NV	179,157	15,071,761
ING Groep NV	627,199	22,040,750
Koninklijke Ahold Delhaize NV	284,909	11,288,731
Koninklijke BAM Groep NV	623,641	8,363,395
NN Group NV	122,621	11,558,401
Randstad NV	136,466	5,769,225

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
SBM Offshore NV	171,137	6,391,267
Wolters Kluwer NV	99,430	7,806,117
		122,321,284
Norway — 1.0%
Aker Solutions ASA (a)	1,363,107	6,068,269
DNB Bank ASA	272,517	8,774,667
Norsk Hydro ASA	816,857	7,534,713
Odfjell Drilling Ltd.	601,515	5,775,559
Telenor ASA	408,855	5,772,071
		33,925,279
Peru — 0.1%
Hochschild Mining plc	617,151	3,623,538
Poland — 0.4%
ORLEN SA	314,505	12,479,972
Portugal — 0.4%
Banco Comercial Portugues SA, Class R	3,248,160	4,002,081
Galp Energia SGPS SA	233,879	5,311,535
NOS SGPS SA	887,705	4,940,831
		14,254,447
Qatar — 0.1%
Ooredoo QPSC	1,358,478	4,665,538
Singapore — 0.6%
Oversea-Chinese Banking Corp. Ltd.	609,300	13,839,167
SATS Ltd.	1,939,700	7,151,506
		20,990,673
South Africa — 1.4%
Absa Group Ltd.	514,377	7,089,589
Anglo American plc	194,062	9,823,710
Exxaro Resources Ltd.	367,437	4,531,232
Kumba Iron Ore Ltd. (b)	214,747	3,408,550
MTN Group Ltd.	743,220	9,213,748
Nedbank Group Ltd.	372,606	6,306,759
Sibanye Stillwater Ltd.	1,682,773	3,636,833
Truworths International Ltd.	1,445,552	4,655,544
		48,665,965
South Korea — 8.2%
BGF retail Co. Ltd.	66,254	5,742,388
BNK Financial Group, Inc.	429,960	4,506,314
Cheil Worldwide, Inc.	317,388	4,192,211
DB Insurance Co. Ltd.	56,123	6,077,542
DL E&C Co. Ltd.	114,616	4,583,918
F&F Co. Ltd.	100,335	5,632,630
GS Holdings Corp.	101,148	6,257,914
Hankook Tire & Technology Co. Ltd.	137,237	6,393,258

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	29,031	7,709,474
Hyundai Glovis Co. Ltd.	39,004	5,349,219
Hyundai Mobis Co. Ltd.	36,490	11,801,085
iM Financial Group Co. Ltd.	392,440	4,601,413
Industrial Bank of Korea	396,976	5,691,431
JB Financial Group Co. Ltd.	246,333	4,492,655
Kangwon Land, Inc.	391,292	4,013,795
KB Financial Group, Inc.	102,610	12,009,153
Kia Corp.	136,242	12,283,609
Korean Air Lines Co. Ltd.	306,946	5,437,828
KT Corp., ADR	141,106	2,552,608
KT Corp.	21,470	773,976
Kumho Petrochemical Co. Ltd.	51,778	4,115,267
LG Uplus Corp.	523,926	5,372,094
Misto Holdings Corp.	177,682	5,575,308
Orion Corp.	53,297	4,887,769
Samsung Electronics Co. Ltd.	688,482	119,833,615
Samsung Securities Co. Ltd.	113,220	7,674,136
SL Corp.	227,280	8,267,034
Woori Financial Group, Inc.	372,120	8,614,337
Youngone Corp.	80,568	5,004,966
		289,446,947
Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	1,144,595	32,085,185
Banco Santander SA	1,998,403	28,421,836
Endesa SA	189,023	9,204,468
Mapfre SA	825,768	4,222,493
Naturgy Energy Group SA	264,176	8,812,877
Repsol SA	425,124	12,975,224
		95,722,083
Sweden — 2.2%
AcadeMedia AB (a)	491,360	5,149,832
Ambea AB (a)	429,583	6,511,588
Evolution AB * (a)	96,648	7,376,299
Hoist Finance AB (a)	324,714	7,363,655
Husqvarna AB, Class B	1,531,308	6,259,673
Loomis AB	95,323	5,260,354
Modern Times Group MTG AB, Class B *	253,937	3,482,827
Skandinaviska Enskilda Banken AB, Class A	461,912	10,823,755
Svenska Handelsbanken AB, Class A	505,025	7,722,119
Swedbank AB, Class A	261,264	10,450,551
Telia Co. AB	1,443,652	6,690,183
		77,090,836
Switzerland — 3.4%
Adecco Group AG (Registered)	232,646	6,502,744
Aryzta AG *	67,317	4,422,515

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Avolta AG	75,338	4,522,865
Clariant AG (Registered)	177,421	2,016,104
Implenia AG (Registered)	73,906	5,864,043
Julius Baer Group Ltd.	151,582	13,327,181
Nestle SA (Registered)	562,216	56,194,090
Zurich Insurance Group AG	34,046	25,933,798
		118,783,340
Taiwan — 5.0%
Arcadyan Technology Corp.	821,000	4,346,406
Compal Electronics, Inc.	7,547,000	8,299,682
Elan Microelectronics Corp.	961,000	4,430,953
Eva Airways Corp.	4,340,000	5,790,324
Genius Electronic Optical Co. Ltd.	340,000	4,991,163
Hon Hai Precision Industry Co. Ltd.	3,245,000	24,782,090
KGI Financial Holding Co. Ltd.	8,298,000	7,839,796
Largan Precision Co. Ltd.	86,000	10,661,219
Nien Made Enterprise Co. Ltd.	550,000	6,484,624
Pegatron Corp.	2,348,000	6,075,631
Sunonwealth Electric Machine Industry Co. Ltd.	1,018,000	4,075,684
Taiwan Semiconductor Manufacturing Co. Ltd.	921,000	68,122,019
Tripod Technology Corp.	627,000	7,039,983
United Microelectronics Corp.	2,945,000	11,017,536
WT Microelectronics Co. Ltd.	583,000	3,518,670
		177,475,780
Thailand — 0.8%
Kasikornbank PCL, NVDR	803,200	5,860,214
Krung Thai Bank PCL, NVDR	6,340,400	8,375,649
PTT Exploration & Production PCL, NVDR	1,636,200	7,327,833
Thai Oil PCL, NVDR	2,521,400	4,933,823
		26,497,519
United Arab Emirates — 0.4%
Emaar Properties PJSC	2,292,326	6,841,609
Emirates NBD Bank PJSC	734,267	6,030,683
		12,872,292
United Kingdom — 6.9%
Balfour Beatty plc	658,998	7,682,427
Barclays plc	2,911,432	20,011,832
CK Hutchison Holdings Ltd.	1,084,500	10,160,985
Currys plc	3,173,583	7,184,901
Drax Group plc	501,003	4,979,798
Entain plc	839,736	6,147,812
GSK plc	385,081	10,013,208
HSBC Holdings plc	3,318,077	70,659,481
Imperial Brands plc	246,483	9,354,246
International Consolidated Airlines Group SA	813,933	4,771,205
Investec plc	645,106	5,646,086

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
ITV plc	3,665,585	3,674,997
Johnson Matthey plc	147,705	3,990,177
Keller Group plc	105,800	4,311,981
Kier Group plc	1,901,186	6,192,038
Lancashire Holdings Ltd.	510,765	4,148,755
Lloyds Banking Group plc	9,393,558	14,518,842
Mitie Group plc	1,651,005	4,606,044
NatWest Group plc	1,818,536	17,153,579
Serco Group plc	1,581,564	5,149,832
Standard Chartered plc	329,274	9,735,845
TP ICAP Group plc	1,121,007	5,177,497
Vodafone Group plc	6,295,072	9,990,217
		245,261,785
United States — 5.9%
BP plc	3,732,648	28,044,001
BRP, Inc.	63,323	3,912,714
Buzzi SpA (b)	76,070	3,608,408
Genpact Ltd.	185,824	6,535,430
Novartis AG (Registered)	267,709	41,867,518
Roche Holding AG	109,751	47,971,340
Sanofi SA	272,836	23,494,367
Shell plc	1,175,687	53,813,199
		209,246,977
Total Common Stocks (Cost $3,050,926,831)		3,464,354,263
Short-Term Investments — 2.6%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (c) (d) (Cost $73,980,488)	73,979,755	73,987,153
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)(Cost $18,825,253)	18,825,253	18,825,253
Total Short-Term Investments (Cost $92,805,741)		92,812,406
Total Investments — 100.7% (Cost $3,143,732,572)		3,557,166,669
Liabilities in Excess of Other Assets — (0.7)%		(24,268,238)
NET ASSETS — 100.0%		3,532,898,431

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $17,831,316.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	24.9%
Insurance	9.6
Oil, Gas & Consumable Fuels	9.1
Pharmaceuticals	4.9
Technology Hardware, Storage & Peripherals	4.0
Metals & Mining	3.6
Capital Markets	2.7
Semiconductors & Semiconductor Equipment	2.4
Machinery	2.4
Automobile Components	2.4
Food Products	2.3
Real Estate Management & Development	2.1
Diversified Telecommunication Services	2.1
Electronic Equipment, Instruments & Components	1.8
Household Durables	1.8
Construction & Engineering	1.7
Trading Companies & Distributors	1.6
Electric Utilities	1.1
Wireless Telecommunication Services	1.1
Chemicals	1.0
Professional Services	1.0
Automobiles	1.0
Others (each less than 1.0%)	12.8
Short-Term Investments	2.6

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$42,317,807	$—	$42,317,807
Austria	5,291,032	41,534,814	—	46,825,846
Belgium	—	24,636,738	—	24,636,738
Brazil	49,943,571	—	—	49,943,571
Burkina Faso	3,949,700	—	—	3,949,700
Canada	261,228,802	—	—	261,228,802
China	36,018,858	247,281,039	—	283,299,897
Colombia	7,699,945	—	—	7,699,945

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Denmark	$—	$35,803,583	$—	$35,803,583
Finland	—	18,180,547	—	18,180,547
France	13,832,577	196,805,946	—	210,638,523
Georgia	—	4,165,791	—	4,165,791
Germany	—	170,790,592	—	170,790,592
Greece	—	17,545,082	—	17,545,082
Guatemala	8,313,062	—	—	8,313,062
Hong Kong	5,383,215	51,685,161	—	57,068,376
Hungary	7,235,918	13,001,948	—	20,237,866
India	—	35,547,229	—	35,547,229
Indonesia	10,741,389	14,074,991	—	24,816,380
Ireland	9,572,492	21,818,818	—	31,391,310
Italy	—	123,249,952	—	123,249,952
Japan	—	454,632,407	—	454,632,407
Luxembourg	—	9,443,722	—	9,443,722
Malaysia	—	4,399,157	—	4,399,157
Mexico	4,904,123	—	—	4,904,123
Netherlands	11,288,731	111,032,553	—	122,321,284
Norway	11,547,630	22,377,649	—	33,925,279
Peru	—	3,623,538	—	3,623,538
Poland	—	12,479,972	—	12,479,972
Portugal	—	14,254,447	—	14,254,447
Qatar	—	4,665,538	—	4,665,538
Singapore	—	20,990,673	—	20,990,673
South Africa	10,837,991	37,827,974	—	48,665,965
South Korea	2,552,608	286,894,339	—	289,446,947
Spain	—	95,722,083	—	95,722,083
Sweden	8,632,659	68,458,177	—	77,090,836
Switzerland	—	118,783,340	—	118,783,340
Taiwan	—	177,475,780	—	177,475,780
Thailand	—	26,497,519	—	26,497,519
United Arab Emirates	—	12,872,292	—	12,872,292
United Kingdom	19,047,655	226,214,130	—	245,261,785
United States	10,448,144	198,798,833	—	209,246,977
Total Common Stocks	498,470,102	2,965,884,161	—	3,464,354,263
Short-Term Investments
Investment Companies	73,987,153	—	—	73,987,153
Investment of Cash Collateral from Securities Loaned	18,825,253	—	—	18,825,253
Total Short-Term Investments	92,812,406	—	—	92,812,406
Total Investments in Securities	$591,282,508	$2,965,884,161	$—	$3,557,166,669
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$22,387,742	$544,862,380	$493,261,078	$(10,292)	$8,401	$73,987,153	73,979,755	$1,242,898	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	419,283	221,124,930	202,718,960	—	—	18,825,253	18,825,253	382,983	—
Total	$22,807,025	$765,987,310	$695,980,038	$(10,292)	$8,401	$92,812,406		$1,625,881	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.